Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue		$ 4,247
Cost of sales		(1,876)
Administrative expenses		(36,649)	(8,127)	(4,324)
Research and development		(9,640)	(5,879)	(6,372)
Depreciation expense		(10,825)	(3,182)	(4,238)
Other operating expenses, net		(14,002)	(5,475)	(5,763)
Operating loss		(68,745)	(22,663)	(20,697)
Finance costs, net		(11,769)	(7,488)	(4,103)
Embedded derivative (expense) income		(42,102)	(84,224)	4,230
Gain on extinguishment of debt		3,576
Other financial income (expense)		1,067	597	(112)
Loss before income tax		(117,973)	(113,778)	(20,682)
Income tax benefit (expense)		232	(148)	(83)
Net loss	[1]	(117,741)	(113,926)	(20,765)
Other comprehensive loss
Exchange differences on translation of foreign operations		(86)
Total comprehensive loss	[1]	$ (117,827)	$ (113,926)	$ (20,765)
Loss per share
Basic and diluted, loss for the period attributable to ordinary equity holders of the parent		$ (23.35)	$ (23.47)	$ (4.30)

[1]	Attributable to Ordinary equity holders of the parent.